Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) percent	Dec. 31, 2024 USD ($) percent	Dec. 31, 2023 USD ($) percent	Dec. 31, 2022 USD ($) percent	Dec. 31, 2021 USD ($) percent
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between “compensation actually paid” to our CEO and to our other named executive officers and certain financial performance of the Corporation. Compensation actually paid, as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our executive officers during a covered year. For further information concerning the Corporation’s pay-for-performance philosophy and how the Corporation aligns executive compensation with the Corporation’s performance, refer to “Compensation Discussion and Analysis” beginning on page 42 of this Proxy Statement.

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR CEO ($)(1)	COMPENSATION ACTUALLY PAID TO CEO ($)(2)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL COMPENSATION FOR OTHER NEOS ($)(3)	AVERAGE COMPENSATION ACTUALLY PAID TO OTHER NEOS ($)(4)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:
					CORPORATION TSR ($)	KBW INDEX TSR ($)(5)	NET INCOME ($)	ADJUSTED ROE ($)(6)
2025	$10,059,154	$21,643,405	$4,345,867	$7,327,718	170.76	196.00	1,737	14.8%
2024	10,929,786	21,250,495	3,975,226	6,725,032	124.71	147.85	2,031	13.7
2023	10,174,760	11,222,036	5,362,543	5,382,367	99.27	107.76	1,107	12.1
2022	10,816,639	4,016,997	5,671,222	2,404,602	100.30	108.73	1,336	14.8
2021	10,449,233	18,479,485	4,381,631	6,913,472	131.65	138.33	1,545	13.9

Company Selected Measure Name	Adjusted ROE
Named Executive Officers, Footnote	Mr. O’Grady was CEO for each of the covered years.
Peer Group Issuers, Footnote	The KBW Index is a modified-capitalization-weighted index made up of 24 of the largest banking companies in the United States. The Corporation is included in the KBW Index.
PEO Total Compensation Amount	$ 10,059,154	$ 10,929,786	$ 10,174,760	$ 10,816,639	$ 10,449,233
PEO Actually Paid Compensation Amount	$ 21,643,405	21,250,495	11,222,036	4,016,997	18,479,485
Adjustment To PEO Compensation, Footnote	Amounts reported in this column are based on total compensation reported for our CEO in the 2025 Summary Compensation Table. Adjustments to the compensation reported in the 2025 Summary Compensation Table for performance year 2025 are shown in the table below. Adjustments for the 2024 performance year may be found in the Proxy Statement related to our 2025 Annual Meeting of Stockholders. Adjustments for the 2021-2023 performance years may be found in the Proxy Statement related to our 2024 Annual Meeting of Stockholders. The fair value of equity awards was computed in accordance with the Corporation’s methodology used for financial reporting purposes.

		2025
	Total compensation as reported in the 2025 Summary Compensation Table	$10,059,154
Subtract	Change in pension values reported in the 2025 Summary Compensation Table for covered fiscal year	(135,667)
Subtract	Fair value of equity awards granted during covered fiscal year	(6,150,111)
Add	Pension value attributable to covered fiscal year’s service and any change in pension value attributable to plan amendments made in the covered year	100,667
Add	Fair value of equity awards granted in covered fiscal year and that are unvested at end of such covered fiscal year – valued at year-end	6,452,799
Add	Fair value of equity awards granted in covered fiscal year that vested during such covered fiscal year – valued on date of vesting	2,152,539
Add	Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	1,059,918
Add	Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	7,175,288
Add	Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	928,818
Subtract	Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—
Equals	Compensation Actually Paid to CEO	$21,643,405

Non-PEO NEO Average Total Compensation Amount	$ 4,345,867	3,975,226	5,362,543	5,671,222	4,381,631
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,327,718	6,725,032	5,382,367	2,404,602	6,913,472
Adjustment to Non-PEO NEO Compensation Footnote	Amounts reported in this column are based on the average of the total compensation reported for our other named executive officers in the 2025 Summary Compensation Table. Adjustments to the compensation reported in the 2025 Summary Compensation Table for performance year 2025 are shown in the table below. Adjustments for the 2024 performance year may be found in the Proxy Statement related to our 2025 Annual Meeting of Stockholders. Adjustments for the 2021-2023 performance years may be found in the Proxy Statement related to our 2024 Annual Meeting of Stockholders. The fair value of equity awards was computed in accordance with the Corporation’s methodology used for financial reporting purposes.

		2025
	Total compensation as reported in the 2025 Summary Compensation Table	$4,345,867
Subtract	Change in pension values reported in the 2025 Summary Compensation Table for covered fiscal year	(160,334)
Subtract	Fair value of equity awards granted during covered fiscal year	(2,262,782)
Add	Pension value attributable to covered fiscal year’s service and any change in pension value attributable to plan amendments made in the covered year	77,375
Add	Fair value of equity awards granted in covered fiscal year and that are unvested at end of such covered fiscal year – valued at year-end	1,934,133
Add	Fair value of equity awards granted in covered fiscal year that vested during such covered fiscal year – valued on date of vesting	1,084,846
Add	Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	270,666
Add	Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	1,794,778
Add	Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	243,169
Subtract	Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—
Equals	Compensation Actually Paid to Named Executive Officers	$7,327,718

Compensation Actually Paid vs. Total Shareholder Return

COMPENSATION ACTUALLY PAID AND TSR(1)
	(1)TSR measurement period commenced December 31, 2020.
Compensation Actually Paid vs. Net Income

COMPENSATION ACTUALLY PAID AND NET INCOME

Compensation Actually Paid vs. Company Selected Measure

COMPENSATION ACTUALLY PAID AND ADJUSTED ROE

Tabular List, Table
Financial Performance Measures
As discussed in “Compensation Discussion and Analysis,” our executive compensation program and compensation decisions reflect the guiding principles of being linked to long-term performance and aligned with stockholder interests. The metrics used within our incentive plans are selected to support these objectives. The following were the most important financial performance measures, as determined by the Corporation, to link executive compensation actually paid to the Corporation’s named executive officers to the Corporation’s performance for the most recently completed fiscal year:
•Total Shareholder Return (“TSR”)
•Adjusted ROE
•Net Income

Total Shareholder Return Amount	$ 170.76	124.71	99.27	100.30	131.65
Peer Group Total Shareholder Return Amount	196.00	147.85	107.76	108.73	138.33
Net Income (Loss)	$ 1,737,000,000	$ 2,031,000,000	$ 1,107,000,000	$ 1,336,000,000	$ 1,545,000,000
Company Selected Measure Amount | percent	0.148	0.137	0.121	0.148	0.139
PEO Name	Mr. O’Grady	Mr. O’Grady	Mr. O’Grady	Mr. O’Grady	Mr. O’Grady
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted ROE
Non-GAAP Measure Description	For an explanation and reconciliation of ROE to Adjusted ROE, see page 76 of this Proxy Statement.
Measure:: 2
Pay vs Performance Disclosure
Name	Total Shareholder Return (“TSR”)
Measure:: 3
Pay vs Performance Disclosure
Name	Net Income
PEO | Change in pension values reported in the 2025 Summary Compensation Table for covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (135,667)
PEO | Fair value of equity awards granted during covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,150,111)
PEO | Pension value attributable to covered fiscal year’s service and any change in pension value attributable to plan amendments made in the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	100,667
PEO | Fair value of equity awards granted in covered fiscal year and that are unvested at end of such covered fiscal year – valued at year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,452,799
PEO | Fair value of equity awards granted in covered fiscal year that vested during such covered fiscal year – valued on date of vesting [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,152,539
PEO | Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,059,918
PEO | Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,175,288
PEO | Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	928,818
PEO | Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in pension values reported in the 2025 Summary Compensation Table for covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(160,334)
Non-PEO NEO | Fair value of equity awards granted during covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,262,782)
Non-PEO NEO | Pension value attributable to covered fiscal year’s service and any change in pension value attributable to plan amendments made in the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	77,375
Non-PEO NEO | Fair value of equity awards granted in covered fiscal year and that are unvested at end of such covered fiscal year – valued at year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,934,133
Non-PEO NEO | Fair value of equity awards granted in covered fiscal year that vested during such covered fiscal year – valued on date of vesting [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,084,846
Non-PEO NEO | Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	270,666
Non-PEO NEO | Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,794,778
Non-PEO NEO | Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	243,169
Non-PEO NEO | Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0